Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details)	12 Months Ended
Dec. 31, 2024
Computers and Software [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rates of depreciation	33.00%
Electronic Equipment [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rates of depreciation	15.00%
Minimum [Member] | Furniture and Leasehold Improvements [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rates of depreciation	7.00%
Minimum [Member] | Machines and molds [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rates of depreciation	7.00%
Maximum [Member] | Furniture and Leasehold Improvements [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rates of depreciation	15.00%
Maximum [Member] | Machines and molds [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rates of depreciation	50.00%